Description of Organization And Business Operations (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 28, 2021	Jul. 19, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021
Description of Organization And Business Operations (Details) [Line Items]
Share price, per share (in Dollars per share)			$ 10
Sale of warrants				4,312,500
Warrant per share (in Dollars per share)			$ 11.5		$ 11.5
Aggregate fair market value percentage			80.00%
Net proceeds per unit (in Dollars per share)			$ 10.1
Treasury bills, notes and bonds maturity term			183 days
Initial business combination term			12 months
Net tangible assets (in Dollars)			$ 5,000,001
Redeem outstanding shares, percentage			100.00%		100.00%
Public price, per share (in Dollars per share)			$ 10.1
Public share due to reduction, per share (in Dollars per share)			$ 10.1
Private placement warrants, description			The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).		The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Business combination description			The Company will have until 12 months from the closing of the Proposed Public Offering to consummate a Business Combination. However, if the Company anticipates that it may not be able to consummate an initial Business Combination within 12 months, the Company may extend the period of time to consummate a Business Combination two times by an additional three months each time (for a total of up to 18 months to complete an initial Business Combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $1,500,000, or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the applicable deadline.
Gross proceeds (in Dollars)	$ 675,000
Price per unit (in Dollars per share)		$ 1
Purchased additional units					15,800,000
Transaction costs (in Dollars)					$ 3,916,282
Cash underwriting fees (in Dollars)					3,450,000
Other offering costs (in Dollars)					466,282
Cash held outside amount (in Dollars)					$ 789,012
Aggregate of public shares					20.00%
Reduce amount in trust account, description					In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization And Business Operations (Details) [Line Items]
Net tangible assets (in Dollars)					$ 5,000,001
Business combination description					the Company does not complete a business combination within 12 months (or up to 18 months, as applicable) from the closing this offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the Business Combination within the time period.
CleanTech Sponsor [Member]
Description of Organization And Business Operations (Details) [Line Items]
Sale of warrants		2,166,667
Initial Public Offering [Member]
Description of Organization And Business Operations (Details) [Line Items]
Proposed public offering units			15,000,000
Share price, per share (in Dollars per share)		$ 10	$ 10
Sale of warrants		4,333,333
Initial business combination term			12 months
Shares sold rate			20.00%
Initial public offering units		15,000,000
Gross proceeds (in Dollars)		$ 150,000,000
Purchased additional units					2,250,000
Net proceeds of sale of public units (in Dollars)					$ 174,225,000
Over-Allotment Option [Member]
Description of Organization And Business Operations (Details) [Line Items]
Proposed public offering units	2,250,000		2,250,000		2,250,000
Underwriters’ over-allotment option units			17,250,000
Sale of warrants	675,000
Warrants underwriters’ over-allotment option units			7,175,000
Purchased additional units	2,250,000
Generating gross proceeds (in Dollars)	$ 22,500,000
Private Placement [Member]
Description of Organization And Business Operations (Details) [Line Items]
Sale of warrants		6,500,000	6,500,000
Warrant per share (in Dollars per share)	$ 1		$ 1
Price, per unit (in Dollars per share)		$ 1
Price per unit (in Dollars per share)		$ 9.71			$ 9.93